Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Deficit

Note 9 – Stockholders’ Deficit

Common Stock

As of September 30, 2023, the Company has 300,000,000 authorized shares of common stock par value $0.0001 per share. At September 30, 2023 and December 31, 2022, there was a total of 3,976,998 shares and 3,929,834 shares issued and outstanding, respectively.

Common Stock Issued for Services

On May 10, 2022 and June 10, 2022, the Company issued 36,000 and 684 shares of common stock, respectively, for services provided to the Company. These shares were valued at fair value at the time of issuance. On May 31, 2023, the Company issued 47,164 shares of common stock for services provided to the Company.

Preferred Stock

As of September 30, 2023, the Company has authorized 30,000,000 shares of preferred stock, 500,000 shares of which were designated as Class A Convertible Preferred Stock (“Class A Preferred Stock”).

●	Class A Convertible Stock

At September 30, 2023 and December 31, 2022, there were a total of 500,000 shares of Class A Preferred Stock issued and outstanding. The Class A Preferred Stock, when voting as a single class, have the votes of at least 60% of the voting power of the Company. Further, the holder of the Class A Preferred Stock can convert one share of Class A Preferred Stock into two shares of the Company’s common stock, subject to adjustment. In addition, the holder of the Class A Preferred Stock is entitled to a liquidation preference of the Company senior to all other securities of the Company.

●	Class B Convertible Stock

On October 23, 2023, pursuant to certain Conversion Agreements, the Company planned to issue an aggregate of 10,349,097 shares of Class B Preferred Stock before the completion of this offering and extinguish $9,675,000 of convertible debt including accumulated interest as of October 23, 2023 in the amount of $674,097. The holders of the Class B Preferred Stock are entitled to a liquidation preference senior to common stock and junior to the Class A Preferred Stock at a liquidation price of $3.00 per share of Class B Preferred Stock. The Class B Preferred Stock also has conversion rights, whereby each share of Class B Preferred Stock is convertible into two shares of Common Stock in the discretion of the holder, subject to beneficial ownership limitations. The holders of the Class B Preferred Stock have no voting rights, unless otherwise provided for in its Certificate of Designation or by law.

Note 6 – Stockholders’ Equity

Preferred Stock

Class A Convertible Stock

As of December 31, 2022, the Company has authorized 30,000,000 shares of preferred stock, At December 31, 2022 and December 31, 2021, there are a total of 500,000 shares of Class A Convertible shares of preferred stock (“Class A”) issued and outstanding. The Class A shares provide that when voting as a single class, the shares shall have the votes and the voting power at all times of at least 60% of the voting power of the Company. Further, the holders of the Class A shares at their discretion , can convert their one share of Class A into two shares of the Company’s common stock, subject to adjustment. In addition, the holder of the shares of Class A is entitled to a liquidation preference of the Company senior to all other securities of the Company.

Common Stock

As of December 31, 2022 the Company has authorized shares of common stock par value $0.0001 per share. At December 31, 2022 and December 31, 2021, there was a total of 3,929,834 shares issued and outstanding and 3,496,150 shares issued and outstanding and 397,000 shares issuable, respectively.

Common Stock Issued for Services

On May 10, 2022 and June 10, 2022, the Company issued 36,000 and 684 shares of common stock, respectively, for services provided to the Company. These shares were valued at fair value at the time of issuance.

Common Stock and Recapitalization

As a result of the LimitlessX Acquisition and LimitlessX being the acquirer, the Company retrospectively restated its common stock as if the transaction occurred beginning of the period. The following is the reconciliation of retrospectively restated common stock:

	December 31, 2021
	Issued	Issuable	Total

Common stock – Limitless X Inc. – as original	1,616,667	50,000	1,666,667
Common stock split (1 to 1.94) – Limitless X Inc.	1,519,366	47,000	1,566,366
Common stock issuable (additional stock split) – Limitless X Inc.	-	300,000	300,000
Common stock (Bio Lab) – prior to reverse merger	360,117	-	360,117

Total as of December 31, 2021 – as retrospectively restated	3,496,150	397,000	3,893,150